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                       SUPPLEMENT DATED NOVEMBER 14, 2008
             TO THE PROSPECTUSES DATED MAY 1, 2008, AS AMENDED, FOR

                       NYLIAC VARIABLE UNIVERSAL LIFE 2000
                  NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                   NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                     NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                     NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE
              NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR
         NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR

                                  INVESTING IN

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2008 prospectuses (the "Prospectuses") for the above referenced New York Life variable universal life policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to clarify the procedures set forth in the Prospectuses regarding limits on transfers under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses entitled "LIMITS ON TRANSFERS," the language contained in the fourth paragraph of such section is deleted in its entirety and replaced with the following:

               We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.


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                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010